Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-based compensation
Share-based compensation

26.    Share-based Compensation

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized were RMB1,076,286, RMB2,061,432 and RMB2,780,062, respectively.

Share incentive plan

The Company granted share-based awards to eligible employees and non-employees pursuant to the 2008, 2009, 2010, 2011 stock incentive plans and 2011 special stock incentive plan (collectively, the “Plans”), which govern the terms of the awards. On December 20, 2013, the Company adopted a 2013 Share Incentive Plan (“2013 Plan”), which was approved by the Board of Directors of the Company, to replace the Plans. The awards granted and outstanding under the Plans will survive and remain effective and binding under the 2013 Plan, subject to certain amendments to the original award agreements. The adoption of 2013 Plan did not result in any significant incremental share-based compensation expenses. The 2013 Plan was replaced by a share incentive plan entitled “Share Incentive Plan” containing substantially the same terms as the 2013 Plan on November 13, 2014.

As of December 31, 2017, the Group had reserved 112,408,197 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.

(1)Employee and non-employee awards

The RSUs and share options are generally scheduled to be vested over two to ten years. One-second, one-third, one-fourth, one-fifth, one-sixth, or one-tenth of the awards, depending on different vesting schedules of the Plans, shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year vesting schedule.

Upon JD Finance reorganization, the employees’ status of JD Finance changed from the employee of the Company’s subsidiary to non-employee of the Company. Share-based awards granted by the Company to employees of JD Finance and share-based awards granted by JD Finance to employees of the Company are insignificant for the all years presented.

RSUs

a) Service-based RSUs

A summary of activities of the service-based RSUs for the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2015	32,118,491	5.80
Granted	18,595,642	14.35
Vested	(7,368,335)	5.05
Forfeited	(3,934,276)	9.73

Unvested at December 31, 2015	39,411,522	9.58

Granted	59,254,734	12.82
Vested	(8,692,792)	7.98
Forfeited	(7,125,648)	10.66

Unvested at December 31, 2016	82,847,816	11.97

Granted	41,450,212	16.27
Vested	(12,005,700)	10.14
Forfeited	(6,246,436)	13.42

Unvested at December 31, 2017	106,045,892	13.77

As of December 31, 2016 and 2017, 1,052,398 and 5,719,884 outstanding RSUs were held by non-employees including employees of JD Finance, respectively.

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB714,047, RMB1,613,204 and RMB2,462,881, respectively.

As of December 31, 2017, there were RMB5,840,090 of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 5.8 years.

The total fair value and intrinsic value of RSUs vested was US$116,799, US$111,956 and US$213,155 during the years ended December 31, 2015, 2016 and 2017, respectively.

b) Performance-based RSUs

A summary of activities of the performance-based RSUs for the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2015	1,466,658	6.33
Granted	—	—
Vested	(188,936)	6.33
Forfeited	(401,358)	6.33

Unvested at December 31, 2015	876,364	6.33

Granted	—	—
Vested	(118,540)	6.33
Forfeited	(447,822)	6.33

Unvested at December 31, 2016	310,002	6.33

Granted	—	—
Vested	(96,516)	6.33
Forfeited	—	—

Unvested at December 31, 2017	213,486	6.33

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were RMB4,630, RMB4,334 and RMB1,157, respectively.

As of December 31, 2017, there were RMB1,095 of unrecognized share-based compensation expenses related to the performance-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 1.1 years.

The total fair value and intrinsic value of RSUs vested was US$2,347, US$1,524 and US$1,371 during the years ended December 31, 2015, 2016 and 2017, respectively.

Share options

A summary of activities of the service-based share options for the years ended December 31, 2015, 2016 and 2017 is presented below:

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$
Outstanding as of January 1, 2015	26,201,252	4.37	8.5	189,729
Granted	5,652,500	13.17
Exercised	(2,694,404)	4.07
Forfeited or cancelled	(1,724,726)	6.07
Expired	—

Outstanding as of December 31, 2015	27,434,622	6.10	8.1	275,040

Granted	—
Exercised	(2,820,648)	3.97
Forfeited or cancelled	(2,954,958)	7.21
Expired	—

Outstanding as of December 31, 2016	21,659,016	6.23	7.3	142,433

Granted	—
Exercised	(4,116,816)	5.20
Forfeited or cancelled	(432,092)	5.92
Expired	—

Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327

Vested and expected to vest as of December 31, 2017	16,110,208	6.41	6.2	230,350
Exercisable as of December 31, 2017	8,777,612	5.31	5.9	135,192

As of December 31, 2016 and 2017, nil and 1,379,780 outstanding share options were held by non-employees mainly including employees of JD Finance, respectively.

There was no option granted during the years ended December 31, 2016 and 2017. The weighted average grant date fair value of options granted for the year ended December 31, 2015 was US$5.59 per share.

The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 was US$29,522, US$23,796 and US$55,278, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2015, 2016 and 2017 was US$12,332, US$12,454 and US$19,942, respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2016 and 2017 was US$747 and US$2,201, respectively.

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized by the Group for the share options granted were RMB103,962, RMB125,225 and RMB60,739, respectively. As of December 31, 2017, there were RMB77,383 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 3.6 years.

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

2015
Expected volatility	33%~50%
Risk-free interest rate (per annum)	2.17%~2.65%
Exercise multiples	2.0~2.8
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	11.57~14.69

The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a research study regarding exercise pattern from historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the implied volatility of the Company and the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

(2)Founder awards

Share options

In May 2015, the board of directors approved a 10-year compensation plan for the Founder, Mr. Richard Qiangdong Liu. Under this plan, Mr. Richard Qiangdong Liu will receive RMB0.001 per year in cash salary and zero cash bonus during the 10-year period. Mr. Richard Qiangdong Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a 10-year vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the 10-year period.

For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized for the Founder’s share options granted were RMB240,024, RMB318,156 and RMB227,326, respectively.

As of December 31, 2017, there were RMB574,653 of unrecognized share-based compensation expenses related to the Founder’s share options granted. The expenses are expected to be recognized over a weighted-average period of 7.4 years.

The method used to determine fair value of the share options granted to the Founder was the same as the method used for the share options granted to the employees as described above. The assumptions used in the Binominal option-pricing model to estimate fair value of the Founder’s share option on the date of grant is presented below:

2015
Expected volatility	36%~38%
Risk-free interest rate (per annum)	2.74%~2.79%
Exercise multiples	2.0
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	16.70~16.93